UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the Monthly Distribution Period from January 31, 2008 to February 29, 2008
Commission File Number of Issuing Entity: 333-138140-03
DAIMLERCHRYSLER AUTO TRUST 2008-A

(Exact name of issuing entity as specified in its charter)
Commission File Number of Depositor: 333-138140
DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC

(Exact name of depositor as specified in its charter)
DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC

(Exact name of sponsor as specified in its charter)

State of Delaware	20-7155962

(State or other jurisdiction of incorporation or organization of the issuing entity)	(IRS Employer Identification No.)

c/o The BNYM (Delaware), as owner trustee White Clay Center, Route 273, Newark, Delaware	19711

Address of principal executive offices of the issuing entity)	(ZIP Code)
(302) 283-8905

Telephone number, including area code

Registration/reporting pursuant to (check one)
	Section	Section	Section	Name of Exchange
Title of Class	12 (b)	12 (g)	15 (d)	(if Section 12 (b)
Class A-2a Notes	☐	☐	☑

Class A-2b Notes	☐	☐	☑

Class A-3a Notes	☐	☐	☑

Class A-3b Notes	☐	☐	☑

Class A-4 Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
     Yes ☐      No ☑

Part I — Distribution Information
Item 1. Distribution and Pool Performance Information.
     In connection with the offering of DaimlerChrysler Auto Trust 2008-A, Asset Backed Notes, Class A-2a, Class A-2b, Class A-3a, Class A-3b and Class A-4, attached as Exhibit 99 is the distribution report prepared by DaimlerChrysler Financial Services Americas LLC and distributed to the trustee and securityholders pursuant to the transaction documents for the distribution period covered by the report.
Item 3. Sales of Securities and Use of Proceeds.
     The Class D Notes and the Certificate, which represent the equity interests in the Trust, were issued in a private placement under Section 4(2) of the Securities Act of 1933 to Chrysler Residual Holdco LLC, an affiliate of the Depositor. The Class D Notes were sold for cash and the Certificate was transferred to Chrysler Residual Holdco LLC as part of the transfer of the Class D Notes, but no separate consideration was paid for the Certificate.
Part II — Other Information
Item 9. Exhibits.
(a) List the documents filed as a part of the report: none.
(b) Filed, as exhibit 99 to this report, is the monthly distribution report for DaimlerChrysler Auto Trust 2008-A for the distribution period covered by this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DaimlerChrysler Auto Trust 2008-A (Issuing Entity) By: DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC, as Servicer

Date: March 18, 2008	By:	/s/ Mark L. Davis
	Name:	Mark L. Davis
	Title:	Assistant Controller

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99	The monthly distribution report of DaimlerChrysler Auto Trust 2008-A to the holders of Asset Backed Notes for the distribution period covered by this report .